Cash and Cash Equivalents (Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Line Items]
Cash	$ 19,740	$ 30,833
Bank balances [Member]
Cash and Cash Equivalents [Line Items]
Cash	19,740	30,743
Restricted [Member]
Cash and Cash Equivalents [Line Items]
Cash		$ 90